Investment Strategy	Mar. 27, 2026
North Star Micro Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

Under normal market conditions, the Micro Cap Fund seeks to achieve its investment objective of capital appreciation by investing at least 80% of the Micro Cap Fund’s net assets in micro-cap companies. For purposes of this investment strategy, the Micro Cap Fund considers micro-cap companies as companies with market capitalizations up to $1 billion at the time of purchase.

The Micro Cap Fund generally invests between 80-100% of the Micro Cap Fund’s assets in equity securities of U.S. companies that the Adviser believes are currently undervalued and have the potential for capital appreciation. The equity securities bought by the Micro Cap Fund will typically be purchased at a low price relative to book value. The Micro Cap Fund invests primarily in common stocks. A stock price is undervalued, or is a “value,” when it trades at less than the price at which the Adviser believes it would trade if the market reflected all factors relating to the company’s worth.

North Star Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

Under normal market conditions, the Dividend Fund seeks to achieve its investment objective by investing at least 80% of the Dividend Fund’s net assets in a diversified portfolio of dividend paying securities. The Dividend Fund will invest in companies with market capitalizations up to $2.5 billion.

In general, the Dividend Fund intends to invest within a potentially wide range of net exposures of companies that pay dividends, meaning that normally it expects to invest approximately 80% to 100% of its net assets in net long positions in securities that the Adviser deems to be underpriced. Target position sizes will range from 0% to 5% of the Dividend Fund’s net assets. The Dividend Fund’s “dividend” strategy consists, to a significant degree, of seeking companies with market capitalizations of less than $2.5 billion that pay dividends, have a history of paying dividends and increasing dividends, high free cash flow and attractive enterprise value relative to Earnings Before Interest Tax Depreciation and Amortization (“EBITDA”).

North Star Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Opportunity Fund. The Adviser intends to use a “best ideas” investment strategy, as described below, coupled with market and industry risk management through limiting position sizes and maintaining low levels of concentration within any particular industry. The Opportunity Fund may invest in long positions in publicly traded or private equities of any market capitalization, primarily common stock and American Depositary Receipts (“ADRs”), as well as preferred stock and certain convertible securities. The universe of investible securities is considered “micro to macro”, from small and micro-cap companies to the largest global corporations. In general, the Opportunity Fund intends to invest within a potentially wide range of net exposures, meaning that normally it expects to invest approximately 50 - 75% of its net assets in net long positions in securities that it deems to be underpriced. Target position sizes will range from 0% to 5% of the Opportunity Fund’s net assets, for individual stocks and up to 25% for macroeconomic themes. The Opportunity Fund’s investment “best ideas” strategy consists, to a significant degree, of seeking companies with a high free cash flow and attractive enterprise value relative to Earnings Before Interest Tax Depreciation and Amortization (“EBITDA”); event driven special opportunities and short term trading opportunities. By “enterprise value,” the Adviser means the market value of a company plus the value of such company’s outstanding debt. The Opportunity Fund’s capital will be dedicated to opportunistic trading situations based on its view of a particular company, market or security, which may result in a high frequency of transactions. In addition, the Opportunity Fund intends to invest in fixed income securities, with a focus on corporate and U.S. government bonds, notes and debentures and convertible debt. The Opportunity Fund may invest in fixed income securities that are investment grade (i.e., rated at the time of purchase in one of the four highest categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality) as well as those that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds” without limitation. When market conditions or other considerations justify, the Opportunity Fund may also devote a substantial amount of its capital to cash, cash equivalents or short-term obligations of the U.S. government, its agencies and instrumentalities.

North Star Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

Under normal market conditions, the Bond Fund will seek to achieve its investment objectives of income generation and capital preservation by investing at least 80% of the Bond Fund’s net assets in a diversified portfolio of bonds. Bonds include debt securities such as bond, notes, bills and debentures. The Bond Fund may invest in bonds of any maturity, duration or quality, including those that are rated below investment grade (i.e., “junk bonds”) without limitation. Employing the Adviser’s “Micro to Macro®” style of investing, the Bond Fund will generally focus on bonds issued by companies with equity market capitalizations of less than $2.5 billion, but the Adviser has broad discretion to invest in bonds issued by companies of any size. The Bond Fund may also invest up to 20% of its assets in equity securities of companies of any size, including preferred stock.

In general, the Bond Fund intends to invest within a potentially wide range of net exposures of bonds and other fixed income securities (e.g., certificates of deposit, principal protected notes and debentures). Target position sizes will range from 2 ½% to 10% of the Bond Fund’s net assets. It is expected that the Bond Fund will be invested in at least 25 securities in the portfolio at any time. The Adviser will consider the yield, maturity, liquidity, creditworthiness and overall corporate outlook when selecting securities for the Bond Fund.

North Star Small Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Small Cap Value Fund invests primarily in common stocks of small capitalization U.S. companies that the Adviser believes have the potential for capital appreciation. Small capitalization companies are defined as those with market capitalizations of $2.5 billion or less at the time of purchase. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowing for investment purposes in common stocks of small capitalization companies, as defined above. The Fund emphasizes a “value” investment style, investing in companies that appear underpriced according to certain financial measurements of their worth or business prospects. While the Small Cap Value Fund manages risk by investing in securities across a broad range of industries and market sectors, the Small Cap Value Fund may at times focus its investments in a particular sector or sectors of the U.S. equity markets.